Expense Example, No Redemption - FidelitySustainableMulti-AssetFund-AMCIPRO - FidelitySustainableMulti-AssetFund-AMCIPRO - Fidelity Sustainable Multi-Asset Fund	Nov. 29, 2022 USD ($)
Fidelity Advisor Sustainable Multi-Asset Fund - Class I
Expense Example, No Redemption:
1 Year	$ 57
3 Years	189
5 Years	334
10 Years	756
Fidelity Advisor Sustainable Multi-Asset Fund - Class M
Expense Example, No Redemption:
1 Year	454
3 Years	684
5 Years	934
10 Years	1,649
Fidelity Advisor Sustainable Multi-Asset Fund - Class C
Expense Example, No Redemption:
1 Year	159
3 Years	501
5 Years	870
10 Years	1,704
Fidelity Advisor Sustainable Multi-Asset Fund - Class A
Expense Example, No Redemption:
1 Year	653
3 Years	827
5 Years	1,018
10 Years	$ 1,569